Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Other NEOs ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(4)	Value of Fixed $100 Investment Based On:		Net Income ($)	Adjusted Income ($)(7)
					Total Shareholder Return ($)(5)	Dow Jones U.S. Personal Products Index ($)(6)
2023	7,965,812	(5,703,304)	1,703,795	663,458	68	118	143,273,000	227,663,000
2022	9,746,177	12,841,678	1,725,119	1,637,221	125	128	223,764,000	295,984,000
2021	9,420,012	21,821,918	3,043,699	5,814,933	132	123	253,946,000	293,650,000

Company Selected Measure Name	adjusted income
Named Executive Officers, Footnote [Text Block]	The Company’s principal executive officer for fiscal year 2021 through fiscal year 2023 was its CEO, Julien R. Mininberg. The amounts represent the total compensation paid to our CEO for each reported fiscal year as reflected in the “Total” column of the Summary Compensation Table (“SCT”).The Company's other NEOs (1) for fiscal year 2023, were Noel Geoffroy, Tessa Judge and Matthew J. Osberg; (2) for fiscal year 2022, were Matthew J. Osberg and Brian L. Grass and (3) for fiscal year 2021, was Brian L. Grass. The amounts represent the average of the total compensation paid to our other NEOs for each reported fiscal year as reflected in the “Total” column of the SCT.
Peer Group Issuers, Footnote [Text Block]	Reflects the cumulative total shareholder return of the Dow Jones U.S. Personal Products Index. Total shareholder return is calculated based on an assumed $100 investment as of February 29, 2020 and the reinvestment of any issued dividends. This peer group is used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for fiscal year 2023.
PEO Total Compensation Amount	$ 7,965,812	$ 9,746,177	$ 9,420,012
PEO Actually Paid Compensation Amount	$ (5,703,304)	12,841,678	21,821,918
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts reported represent the CAP to our CEO, computed in accordance with the PvP Rules. These amounts do not reflect the actual amount of compensation earned or received by or paid to our CEO in the applicable fiscal year (“FY”). In accordance with the PvP Rules, below are the adjustments made to the amount reported for our CEO in the “Total” column of the SCT for each fiscal year to arrive at CAP:

	Fiscal Year
Compensation Element	2023	2022	2021
SCT Reported Total Compensation(A)	$7,965,812	$9,746,177	$9,420,012
Minus Aggregate SCT Reported Equity Compensation(B)	(6,700,000)	(5,207,000)	(5,200,000)
Plus Year-End Fair Value of Awards Granted During the Covered FY & Outstanding(C)	1,132,791	5,747,505	7,980,712
Plus or Minus (as applicable) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY(s) & Outstanding(C)	(7,758,963)	2,199,915	9,621,686
Plus Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(C)	—	—	—
Plus or Minus (as applicable) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY(s) & Vesting During Covered FY(C)	(342,944)	355,081	(492)
Minus Prior FY End Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY(C)	—	—	—
Plus Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included(C)	—	—	—
Compensation Actually Paid	($5,703,304)	$12,841,678	$21,821,918
(A)    We have not reported any amounts in our SCT with respect to “Change in Pension and Nonqualified Deferred Compensation.” Consequently, we have no adjustments with respect to such items prescribed by the PvP Rules.
(B)    These amounts reflect the aggregate grant date fair value computed in accordance with FASB ASC Topic 718 of awards granted during each applicable fiscal year as reported in the “Stock Awards” column of the SCT.
(C)    In accordance with the PvP Rules, the fair values of our CEO’s unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the fiscal years reflected in the table above and reflect performance achievement projections (as applicable). The fair value of these stock awards included in CAP to our CEO are calculated consistent with the approach used to value the awards at the grant date as described in the Company’s Annual Report on Form 10-K for fiscal year 2023. For further information regarding the assumptions and methodologies used in determining the grant date fair values, see Notes 1 and 9 to the consolidated financial statements accompanying the Company’s Annual Report on Form 10-K for fiscal year 2023.

Non-PEO NEO Average Total Compensation Amount	$ 1,703,795	1,725,119	3,043,699
Non-PEO NEO Average Compensation Actually Paid Amount	$ 663,458	1,637,221	5,814,933
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts reported represent the average CAP to our other NEOs, computed in accordance with the PvP Rules. These amounts do not reflect the actual amount of compensation earned or received by or paid to our other NEOs as a group in the applicable fiscal year. In accordance with the PvP Rules, below are the adjustments made to the average of the amounts reported for our other NEOs as a group in the “Total” column of the SCT for each fiscal year to arrive at CAP:

	Fiscal Year
Compensation Element	2023	2022	2021
SCT Reported Total Compensation(A)	$1,703,795	$1,725,119	$3,043,699
Minus Aggregate SCT Reported Equity Compensation(B)	(1,138,667)	(897,000)	(1,580,000)
Plus Year-End Fair Value of Awards Granted During the Covered FY & Outstanding(C)	375,408	820,415	2,247,991
Plus or Minus (as applicable) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY(s) & Outstanding(C)	(271,009)	(64,675)	2,053,158
Plus Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(C)	—	—	49,817
Plus or Minus (as applicable) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY(s) & Vesting During Covered FY(C)	(6,069)	53,362	268
Minus Prior FY End Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY(C)	—	—	—
Plus Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included(C)	—	—	—
Compensation Actually Paid	$663,458	$1,637,221	$5,814,933
(A)    We have not reported any amounts in our SCT with respect to “Change in Pension and Nonqualified Deferred Compensation.” Consequently, we have no adjustments with respect to such items prescribed by the PvP Rules.
(B)    These amounts reflect the aggregate grant date fair value computed in accordance with FASB ASC Topic 718 of awards granted during each applicable fiscal year as reported in the “Stock Awards” column of the SCT.
(C)    In accordance with the PvP Rules, the fair values of our other NEOs unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the fiscal years reflected in the table above and reflect performance achievement projections (as applicable). The fair value of these stock awards included in CAP to our other NEOs are calculated consistent with the approach used to value the awards at the grant date as described in the Company’s Annual Report on Form 10-K for fiscal year 2023. For further information regarding the assumptions and methodologies used in determining the grant date fair values, see Notes 1 and 9 to the consolidated financial statements accompanying the Company’s Annual Report on Form 10-K for fiscal year 2023.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]	(1)For the PvP analysis, adjusted income aligns with the adjusted income values for our incentive awards.
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Incentive Award	Financial Metric
Annual Incentive Awards	▪Adjusted Income
▪Net Sales
Long-Term Incentive Awards	▪Cumulative Adjusted Diluted EPS
▪Relative TSR

Total Shareholder Return Amount	$ 68	125	132
Peer Group Total Shareholder Return Amount	118	128	123
Net Income (Loss)	$ 143,273,000	$ 223,764,000	$ 253,946,000
Company Selected Measure Amount	227,663,000	295,984,000	293,650,000
PEO Name	Julien R. Mininberg
Additional 402(v) Disclosure [Text Block]	Reflects the Company’s total shareholder return calculated based on an assumed $100 investment as of February 29, 2020.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	▪Adjusted Income
Non-GAAP Measure Description [Text Block]	For the PvP analysis, adjusted income aligns with the adjusted income values for our incentive awards.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	▪Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	▪Cumulative Adjusted Diluted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	▪Relative TSR
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,700,000)	$ (5,207,000)	$ (5,200,000)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,132,791	5,747,505	7,980,712
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,758,963)	2,199,915	9,621,686
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(342,944)	355,081	(492)
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,138,667)	(897,000)	(1,580,000)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	375,408	820,415	2,247,991
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(271,009)	(64,675)	2,053,158
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	49,817
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,069)	53,362	268
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0